Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard Florida Tax-Free Funds
Central Index Key	dei_EntityCentralIndexKey	0000888451
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2011
Retail | Vanguard Florida Focused Long-Term Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 22, 2011